INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of inventories [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
As at	December 31, 2025	December 31, 2024
Stockpiled ore	$10,696	$6,645
Ore in-circuit	1,584	1,501
Heap leach ore	11,262	-
Finished metal	1,621	232
Supplies and spare parts	4,015	2,709
	29,178	11,087
Disclosed as non-current:
Stockpiled ore	6,977	7,651
Heap leach ore	3,371	-
Supplies and spare parts	2,481	2,060
	12,829	9,711
	$42,007	$20,798